Premiums Receivable and Other Insurance Assets (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Premiums Receivable and Other Insurance Assets [Abstract]
Prepaid Reinsurance Premiums	$ 236	$ 218
Reinsurance Receivables, Incurred but Not Reported Claims	234	321
Reinsurance Recoverables	40	54
Premiums Receivable, at Carrying Value	108	288
Deferred Policy Acquisition Costs	991	972
Premiums receivable and other insurance assets	$ 1,609	$ 1,853